Available-for-sale securities	12 Months Ended
Sep. 30, 2018
Available-for-sale securities
Available-for-sale securities

Note 12. Available-for-sale securities

Accounting policy

Available-for-sale debt (government and other) and equity securities are held at fair value with gains and losses recognised in other comprehensive income except for the following amounts recognised in the income statement:

▪	interest on debt securities;
▪	dividends on equity securities; and
▪	impairment charges.

The cumulative gain or loss recognised in other comprehensive income is subsequently recognised in the income statement when the instrument is disposed.

At each reporting date, the Group assesses whether any available-for-sale securities are impaired. Impairment exists if one or more events have occurred which have a negative impact on the security’s estimated cash flows.

For debt instruments, evidence of impairment includes significant financial difficulties or adverse changes in the payment status of an issuer.

For equity securities, a significant or prolonged decline in the fair value of the security below its cost is considered evidence of impairment.

If impairment exists, the cumulative loss is removed from other comprehensive income and recognised in the income statement. Any subsequent reversals of impairment on debt securities are also recognised in the income statement.

Subsequent reversal of impairment charges on equity instruments is not recognised in the income statement until the instrument is disposed.

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Available-for-sale securities
Government and semi-government securities	42,979	43,382	46,255	40,345	40,491
Other debt securities	17,756	16,863	14,323	16,101	15,252
Equity securities1	384	465	87	67	57

Total available-for-sale securities	61,119	60,710	60,665	56,513	55,800

The following table shows the maturities of the Group’s available-for-sale securities as at 30 September 2018 and their weighted-average yield. There are no tax-exempt securities.

	Within		Over 1 Year		Over 5 Years		Over		No Specific			Weighted
	1 Year		to 5 Years		to 10 Years		10 Years		Maturity		Total	Average
2018	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying amount
Government and semi- government securities	4,780	3.1%	25,126	3.3%	13,073	2.9%	-	-	-	-	42,979	3.2%
Other debt securities	2,118	3.0%	15,638	2.9%	-	-	-	-	-	-	17,756	2.9%
Equity securities	-	-	-	-	-	-	-	-	384	-	384	-

Total by maturity	6,898		40,764		13,073		-		384		61,119

The maturity profile is determined based upon contractual terms for available-for-sale instruments.

Available-for-sale securities include:

▪	US Government treasury notes of $5,229 million (2017: $6,796 million, 2016: $6,413 million); and

▪	total holdings of debt securities, where the aggregate book value exceeds 10% of equity attributable to Westpac’s owners:
-	Queensland Treasury Corporation totalling $11,144 million; and
-	Australian Commonwealth Government totalling $10,657 million.

1Certain equity securities are measured at cost because their fair value cannot be reliably measured (there is no active market and quoted prices are not available). 2018: nil for the Group (2017: nil, 2016: $59 million) and nil for the Parent Entity (2017: nil).